CERTAIN TRANSACTIONS (Details 4) - USD ($) $ in Millions				12 Months Ended
	Dec. 31, 2015	Sep. 25, 2015	Dec. 31, 2013	Dec. 31, 2015	Nov. 30, 2014	Dec. 31, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement Additional Milestone Payments Amount	$ 80			$ 80
LineOfCreditFacilityDescription	Teva reduced the amount of the bridge loan from $27 billion to $22 billion and entered into term facilities amounting to $5 billion with a syndicate of banks. The term facilities are split into two tranches of $2.5 billion each, with the first tranche maturing in full after three years and the second tranche maturing in five years with payment installments each year. To date, Teva has not drawn any funds under the bridge loan or the term facilities.
Xenon [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations			Under the agreement, Teva paid Xenon an upfront fee of $41 million. Dr. Michael Hayden, Teva’s President of Global R&D and Chief Scientific Officer, is the founder, a minority shareholder and a member of the board of directors of Xenon. In order to avoid potential conflicts of interest, Teva has established certain procedures to exclude Dr. Hayden from any involvement in Teva's decision-making related to Xenon.
Collaborative Arrangement Upfront Cash Payment					$ 10	$ 41
Collaborative Arrangement Additional Milestone Payments Amount	$ 335			$ 335
PGT [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement, Rights and Obligations				Teva owns 49% of the joint venture, and P&G holds a controlling financial interest of 51%. The Company recognizes profits of the joint venture based on Teva's ownership percentage.
Eagle [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement Upfront Cash Payment	30			$ 30
Actavis Generics Finance [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
LineOfCreditFacilityIncreaseDecreaseForPeriodNet	22	$ 27
First Milestone [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement Additional Milestone Payments Amount	15			15
Additional Milestone [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative Arrangement Additional Milestone Payments Amount	$ 65			$ 65